Financial risk management (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Financial Instruments [Line Items]
Summary of Aging of Groups Trade Receivables

The aging of the Group’s trade receivables is as follows:

	2023	2022
Current	92,293	83,020
1-30 days past due	15,127	9,739
31-60 days past due	2,488	4,630
61-90 days past due	1,381	1,431
91- days past due	2,882	5,865
Gross carrying amount	114,171	104,685
Allowance for expected credit losses	(1,220)	(3,730)
Net carrying amount	112,951	100,955

Summary of Financial Liabilities into Maturity Groupings based on Contractual Maturities

The tables below analyze the Group’s financial liabilities into maturity groupings based on their contractual maturities for:

a)
all non-derivative financial liabilities; and
b)
derivative financial instruments for which the contractual maturities represent the timing of the cash flows.
amounts disclosed in the table are the contractual undiscounted cash flows. Balances due within 12 months equal their carrying balances as the impact of discounting is not significant.

December 31, 2023	Less than 3 months	Between 3 months and 1 year	Between 1 and 2 years	Between 2 and 5 years	After 5 years	Total contractual cash flows	Carrying amount
Non-derivatives
Lease liabilities	4,208	12,625	15,892	35,121	66,486	134,332	89,002
Convertible Notes	—	—	—	546,842	—	546,842	323,528
Liabilities to credit institutions	5,503	14,617	19,262	171,296	—	210,678	120,305
Trade payables	64,368	—	—	—	—	64,368	64,368
Total non-derivatives	74,079	27,242	35,154	753,259	66,486	956,220	597,203

December 31, 2022	Less than 3 months	Between 3 months and 1 year	Between 1 and 2 years	Between 2 and 5 years	After 5 years	Total contractual cash flows	Carrying amount
Non-derivatives
Lease liabilities	4,671	14,015	13,328	35,201	113,277	180,492	99,108
Liabilities to credit institutions	49,327	1,127	1,443	1,376	—	53,273	52,590
Trade payables	82,516	—	—	—	—	82,516	82,516
Total non-derivatives	136,514	15,142	14,771	36,577	113,277	316,281	234,214

Derivatives
Foreign currency forward contracts- inflows	(47,850)	—	—	—	—	(47,850)	—
Foreign currency forward contracts- outflows	48,238	—	—	—	—	48,238	—
Total derivatives	388	—	—	—	—	388	316

Trade receivables [member]
Disclosure Of Financial Instruments [Line Items]
Summary of Allowance for Expected Credit Losses of Trade Receivables

The movements in the Group’s allowance for expected credit losses of trade receivables are as follows:

	2023	2022
As at January 1	(3,730)	(883)
Increase of allowance recognized in statement of operations during the year	(720)	(3,666)
Receivables written off during the year as uncollectible	1,912	205
Unused amount reversed	1,331	578
Translation differences	(13)	36
As at December 31	(1,220)	(3,730)

Currency Risk
Disclosure Of Financial Instruments [Line Items]
Summary of Exposure to Foreign Currency Risk

The Group’s primary exposure to foreign currency risk at the end of the reporting period, expressed in thousands of USD was as follows:

	As of December 31, 2023
(in thousands of U.S. dollars)	SEK/USD	SEK/EUR	SEK/GBP	SEK/CNY	SEK/SGD	SEK/NOK	USD/SEK	SGD/CNY	GBP/EUR
Accounts receivables	—	8,318	—	—	—	—	—	42,245	—
Other receivables	—	1,077	22,938	—	53,661	10,406	24,400	—	2,780
S-T deposits	170,000	—	—	—	—	—	—	—	—
Liabilities to credit institutions	(132,831)	(2,810)	—	—	—	—	—	—	—
Trade payables	(1,757)	(15,701)	—	(47,727)	(35,785)	—	—	—	—
Lease liabilities	—	(2,047)	—	—	—	—	—	—	—
Other current liabilities	(7,813)	—	—	—	—	—	(22,388)	—	—
Total	27,599	(11,163)	22,938	(47,727)	17,876	10,406	2,012	42,245	2,780

	As of December 31, 2022
(in thousands of U.S. dollars)	SEK/USD	SEK/EUR	SEK/GBP	SEK/CNY	SEK/SGD	SEK/NOK	USD/SEK	SGD/CNY	GBP/EUR
Accounts receivables	—	6,864	5,864	23,060	—	—	—	31,117	—
Other receivables	—	18,058	—	—	26,995	11,359	—	—	—
S-T deposits	—	—	—	4,315	—	—	—	—	—
Liabilities to credit institutions	—	(4,002)	—	—	—	—	—	—	—
Trade payables	(942)	(15,944)	—	(9,821)	(12,083)	—	—	—	—
Lease liabilities	—	(2,615)	—	—	—	—	—	—	—
Other current liabilities	(127,884)	—	—	—	—	—	—	—	(11,808)
Total	(128,826)	2,361	5,864	17,554	14,912	11,359	—	31,117	(11,808)

Summary of Sensitivity Analysis

The Group is primarily exposed to changes in SEK/USD, SEK/EUR, SEK/GBP, SEK/CNY, SEK/SGD, SEK/NOK, USD/SEK, SGD/CNY and GBP/EUR exchange rates. The Group’s risk exposure in foreign currencies:

Impact on loss before tax
	2023	2022	2021
SEK/USD exchange rate - increase/decrease 10%	+/- 2,760	+/- 12,883	+/- 7,036
SEK/EUR exchange rate - increase/decrease 10%	+/- 1,116	+/- 236	+/- 1,296
SEK/GBP exchange rate - increase/decrease 10%	+/- 2,294	+/- 586	+/- 350
SEK/CNY exchange rate - increase/decrease 10%	+/- 4,773	+/- 1,755	+/- 14,294
SEK/SGD exchange rate - increase/decrease 10%	+/- 1,788	+/- 1,491	+/- 2,722
SEK/NOK exchange rate - increase/decrease 10%	+/- 1,041	+/- 1,136	—
USD/SEK exchange rate - increase/decrease 10%	+/- 201	—	—
SGD/CNY exchange rate - increase/decrease 10%	+/- 4,224	+/- 3,112	+/- 691
GBP/EUR exchange rate - increase/decrease 10%	+/- 278	+/- 1,181	+/- 1,225

Interest rate risk [member]
Disclosure Of Financial Instruments [Line Items]
Summary of Sensitivity Analysis

Profit or loss is sensitive to higher/lower interest expense primarily from liabilities to credit institutions as a result of changes in interest rates.

	Impact on loss before tax
	2023	2022	2021
Interest rates - increase by 100 basis points	+28	+526	+60
Interest rates - decrease by 100 basis points	-375	-526	-60
Interest rates - increase by 300 basis points	+84	+1,578	+180
Interest rates - decrease by 300 basis points	-642	-1,578	-180

Fair value/price risk [member]
Disclosure Of Financial Instruments [Line Items]
Summary of Sensitivity Analysis

Profit or loss is sensitive to changes in fair value from short-term investments and Convertible Notes.

The following table shows the impact of changes in the fair value on the short-term investments:

	Impact on loss before tax
	2023	2022	2021
Fair value - increase/decrease by 10%	—	—	+/- 25